Other comprehensive income	12 Months Ended
Dec. 31, 2024
Disclosure Of Other Comprehensive Income [Abstract]
Other comprehensive income	Other comprehensive income
The balances of 'Other comprehensive income' include the amounts, net of the related tax effect, of the adjustments to assets and liabilities recognised in equity through the consolidated statement of recognised income and expense. The amounts arising from subsidiaries are presented, on a line by line basis, in the appropriate items according to their nature.
Respect to items that may be reclassified to profit or loss, the consolidated statement of recognised income and expense includes changes in other comprehensive income as follows:
•Revaluation gains (losses): includes the amount of the income, net of the expenses incurred in the year, recognised directly in equity. The amounts recognised in equity in the year remain under this item, even if in the same year they are transferred to the income statement or to the initial carrying amount of the assets or liabilities or are reclassified to another line item.
•Amounts transferred to income statement: includes the amount of the revaluation gains and losses previously recognised in equity, even in the same year, which are recognised in the income statement.
•Amounts transferred to initial carrying amount of hedged items: includes the amount of the revaluation gains and losses previously recognised in equity, even in the same year, which are recognised in the initial carrying amount of assets or liabilities as a result of cash flow hedges.
•Other reclassifications: includes the amount of the transfers made in the year between the different "Other comprehensive income" items.
a) Breakdown of Other comprehensive income - Items that will not be reclassified in results and Items that can be classified in results

EUR millionA
	2024	2023	2022
Other comprehensive income	(36,595)	(35,020)	(35,628)
Items that will not be reclassified to profit or loss	(4,757)	(5,212)	(4,635)
Actuarial gains and losses on defined benefit pension plans	(4,404)	(4,324)	(3,945)
Non-current assets held for sale	—	—	—
Share in other income and expenses recognised in investments, joint ventures and associates	(1)	1	10
Other valuation adjustments	—	—	—
Changes in the fair value of equity instruments measured at fair value with changes in other comprehensive income	(432)	(776)	(672)
Inefficiency of fair value hedges of equity instruments measured at fair value with changes in other comprehensive income	—	—	—
Changes in the fair value of equity instruments measured at fair value with changes in other comprehensive income (hedged item)	284	264	293
Changes in the fair value of equity instruments measured at fair value with changes in other comprehensive income (hedging instrument)	(284)	(264)	(293)
Changes in the fair value of financial liabilities measured at fair value through profit or loss attributable to changes in credit risk	80	(113)	(28)
Items that may be reclassified to profit or loss	(31,838)	(29,808)	(30,993)
Hedges of net investments in foreign operations (Effective portion)	(8,002)	(8,684)	(6,750)
Exchange differences	(22,375)	(19,510)	(20,420)
Hedging derivatives. Cash flow hedges (Effective portion)	(298)	(740)	(2,437)
Changes in the fair value of debt instruments measured at fair value with changes in other comprehensive income	(736)	(555)	(1,002)
Hedging instruments (items not designated)	—	—	—
Non-current assets classified as held for sale	—	—	—
Share in other income and expenses recognised in investments, joint ventures and associates	(427)	(319)	(384)
A.Net amount of taxes and minorities
b) Other comprehensive income- Items not reclassified to profit or loss – Actuarial gains or (-) losses on defined benefit pension plans
'Other comprehensive income  —Items not reclassified to profit or loss—  Actuarial gains or (-) losses on defined benefit pension plans' include the actuarial gains and losses and the return on plan assets, less the administrative expenses and taxes inherent to the plan, and any change in the effect of the asset ceiling, excluding amounts included in net interest on the net defined benefit liability (asset), attributed to the group net of taxes.
In 2024, the amount of actuarial losses (net of actuarial gains) recognized in the consolidated statement of recognised income was EUR 584 million, which corresponds to:
•In first place, due to the addition against equity of 2024 amounting to EUR 643 million - see note 25.b -, with the following breakdown:
•Increase of EUR 475 million in the cumulative actuarial losses relating to the Group´s businesses in the UK, mainly due to the evolution of the asset portfolio. These losses have been partially offset by the evolution experienced in the discount rate- increase from 4.63% to 5.54%.

•Increase of EUR 160 million in accumulated actuarial losses corresponding to the Group’s business in Brazil, mainly due to the collective experience and the evolution of the asset portfolio. These losses have been partially offset by the evolution experienced by the discount rate -increase from 8.65% to 10.58% in the main pension benefits and 8.70% to 10.50% in medical benefits.
•Increase of EUR 21 million in the accumulates actuarial losses relating to the Group´s entities in Spain, mainly due to the evolution experienced by the discount rate -reduction from 3.35% to 3.00%-.
•Decrease of EUR 13 million in the accumulated actuarial losses corresponding to the Group's businesses in other geographical areas.
•In second place, due to the evolution of exchange rates, a EUR 59 million decrease.
c) Other comprehensive income - Items that will not be reclassified in results - Changes in the fair value of equity instruments measured at fair value with changes in other comprehensive income
Since the entry into force of IFRS 9, no impairment analysis is performed of equity instruments recognised under 'Other comprehensive income'. IFRS 9 eliminates the need to carry out the impairment estimate on this class of equity instruments and the reclassification to profit and loss on the disposal of these assets, being recognised at fair value with changes in equity.
The following is a breakdown of the composition of the balance as of 31 December 2024, 2023 and 2022 under 'Other comprehensive income - Items that will not be reclassified to profit or loss - Changes in the fair value of equity instruments measured at fair value with changes in other global result' depending on the geographical origin of the issuer:

EUR million
	2024
	Capital gains by valuation	Capital losses by valuation	Net gains/losses by valuation	Fair Value
Equity instruments
Domestic
Spain	39	(1328)	(1,289)	117
International
Rest of Europe	131	(71)	60	299
United States	22	—	22	24
Latin America and rest	775	—	775	1,753
	967	(1,399)	(432)	2,193
Of which:
Publicly listed	779	(51)	728	1,780
Non publicly listed	188	(1,348)	(1,160)	413

EUR million
	2023
	Capital gains by valuation	Capital losses by valuation	Net gains/losses by valuation	Fair Value
Equity instruments
Domestic
Spain	32	(1,173)	(1,141)	252
International
Rest of Europe	117	(71)	46	267
United States	16	—	16	19
Latin America and rest	370	(67)	303	1,223
	535	(1,311)	(776)	1,761
Of which:
Publicly listed	316	(118)	198	1,225
Non publicly listed	219	(1,193)	(974)	536

EUR million
	2022
	Capital gains by valuation	Capital losses by valuation	Net gains/losses by valuation	Fair Value
Equity instruments
Domestic
Spain	30	(926)	(896)	500
International
Rest of Europe	84	(60)	24	225
United States	15	—	15	29
Latin America and rest	244	(59)	185	1,187
	373	(1,045)	(672)	1,941
Of which:
Publicly listed	246	(113)	133	1,200
Non publicly listed	127	(932)	(805)	741
d) Other comprehensive income - Items that may be reclassified to profit or loss - Hedge of net investments in foreign operations (effective portion) and exchange differences
The change in 2024 reflects the positive effect of the appreciation of pound sterling, the US dollar and Polish zloty and the negative effect of the depreciation of the Brazilian real, Argentine peso, Mexican peso and Chilean peso, whereas the change in 2023 reflected positive effect of the appreciation of the Brazilian real, the US dollar and the Mexican peso and the negative effect of the depreciation of the pound sterling. The change in 2022 reflected the positive effect of the generalized appreciation of the main currencies, especially the Brazilian real, the pound sterling, the US dollar and the Mexican peso.
Of the change in the balance in these years, a loss of EUR 568 million, a profit of EUR 249 million and a profit of EUR 494 million in 2024, 2023 and 2022, respectively relate to the measurement of goodwill.
The detail, by country is as follows:

EUR million
	2024	2023	2022
Net balance at end of year	(30,377)	(28,194)	(27,170)
Of which:
Brazilian real	(19,293)	(16,340)	(16,735)
Pound sterling	(3,444)	(3,964)	(4,219)
Mexican peso	(3,995)	(2,942)	(3,010)
Argentine peso	(2,090)	(2,655)	(1,755)
Chilean peso	(2,857)	(2,531)	(2,081)
US dollar	2,923	1,819	2,384
Polish zloty	(709)	(786)	(999)
Other	(912)	(795)	(755)

The breakdown of translation differences by currency is as follows:

EUR million
2024				Of which:
Currency	Balance at the beginning of the year	Balance at the end of the year	Movement	From goodwill	From resultsA	From net assets
Brazilian real	(13,287)	(16,664)	(3,377)	(631)	(206)	(2,540)
Pound sterling	(4,064)	(3,300)	764	39	22	703
Mexican peso	(64)	(1,437)	(1,373)	(82)	(136)	(1,155)
Argentine peso	(2,658)	(2,090)	568	—	—	568
Chilean peso	(1,890)	(2,180)	(290)	(34)	(7)	(249)
US dollar	3,433	4,462	1,029	116	35	878
Polish zloty	(325)	(202)	123	34	5	84
Other	(655)	(964)	(309)	(10)	(8)	(291)
Total Group	(19,510)	(22,375)	(2,865)	(568)	(295)	(2,002)
A.Profit and loss items are translated into euros at the average exchange rate for the year as described in note 2 a) ii.

EUR million
2023				Of which:
Currency	Balance at the beginning of the year	Balance at the end of the year	Movement	From goodwill	From resultsA	From net assets
Brazilian real	(14,199)	(13,287)	912	191	11	710
Pound sterling	(4,446)	(4,064)	382	20	4	358
Mexican peso	(1,132)	(64)	1,068	62	41	965
Argentine peso	(1,754)	(2,658)	(904)	(4)	—	(900)
Chilean peso	(1,605)	(1,890)	(285)	(32)	(34)	(219)
US dollar	4,062	3,433	(629)	(64)	(16)	(549)
Polish zloty	(776)	(325)	451	87	32	332
Other	(570)	(655)	(85)	(11)	(1)	(73)
Total Group	(20,420)	(19,510)	910	249	37	624
A.Profit and loss items are translated into euros at the average exchange rate for the year as described in note 2 a) ii.

EUR million
2022				Of which:
Currency	Balance at the beginning of the year	Balance at the end of the year	Movement	From goodwill	From resultsA	From net assets
Brazilian real	(15,913)	(14,199)	1,714	376	(98)	1,436
Pound sterling	(3,504)	(4,446)	(942)	(51)	(67)	(824)
Mexican peso	(2,012)	(1,132)	880	56	18	806
Argentine peso	(2,109)	(1,754)	355	—	—	355
Chilean peso	(1,852)	(1,605)	247	31	5	211
US dollar	2,775	4,062	1,287	102	(24)	1,209
Polish zloty	(678)	(776)	(98)	(21)	—	(77)
Other	(594)	(570)	24	3	(7)	28
Total Group	(23,887)	(20,420)	3,467	496	(173)	3,144
A.Profit and loss items are translated into euros at the average exchange rate for the year as described in note 2 a) ii.
e) Other comprehensive income -Items that may be reclassified to profit or loss - Hedging derivatives – Cash flow hedges (Effective portion)
Other comprehensive income – Items that may be reclassified to profit or loss - Cash flow hedges includes the gains or losses attributable to hedging instruments that qualify as effective hedges. These amounts will remain under this heading until they are recognised in the consolidated income statement in the periods in which the hedged items affect it.
f) Other comprehensive income - Items that may be reclassified to profit or loss – Changes in the fair value of debt instruments measured at fair value with changes in other comprehensive income
Includes the net amount of unrealised changes in the fair value of assets classified as Changes in the fair value of debt instruments measured at fair value with changes in other comprehensive income (see note 7).
The breakdown, by type of instrument and geographical origin of the issuer, of 'Other comprehensive income – Items that may be reclassified to profit or loss - Changes in the fair value of debt instruments measured at fair value with changes in other comprehensive income' at 31 December 2024, 2023 and 2022 is as follows:

EUR million
	31 December 2024
	Revaluation gains	Revaluation losses	Net revaluation gains/ (losses)	Fair value
Debt instruments
Issued by Public-sector
Spain	103	—	103	13,764
Rest of Europe	268	(70)	198	15,413
Latin America and rest of the world	76	(944)	(868)	38,784
Issued by Private-sector
Spain	96	(23)	73	6,019
Rest of Europe	25	(18)	7	7,478
Latin America and rest of the world	16	(265)	(249)	6,247
	584	(1,320)	(736)	87,705

EUR million
	31 December 2023
	Revaluation gains	Revaluation losses	Net revaluation gains/ (losses)	Fair value
Debt instruments
Issued by Public-sector
Spain	17	—	17	9,867
Rest of Europe	333	(96)	237	18,258
Latin America and rest of the world	194	(820)	(626)	38,169
Issued by Private-sector
Spain	98	(9)	89	5,129
Rest of Europe	19	(30)	(11)	5,018
Latin America and rest of the world	6	(267)	(261)	5,106
	667	(1,222)	(555)	81,547

EUR million
	31 December 2022
	Revaluation gains	Revaluation losses	Net revaluation gains/ (losses)	Fair value
Debt instruments
Issued by Public-sector
Spain	26	(1)	25	9,312
Rest of Europe	268	(199)	69	17,593
Latin America and rest of the world	196	(937)	(741)	40,873
Issued by Private-sector
Spain	—	(24)	(24)	5,727
Rest of Europe	11	(68)	(57)	5,203
Latin America and rest of the world	16	(290)	(274)	4,590
	517	(1,519)	(1,002)	83,298
Since the entry into force of IFRS 9, the Group estimates the expected losses on debt instruments measured at fair value with changes in other comprehensive income. These losses are recorded with a charge to the consolidated income statement for the period.
At the end of the years 2023 and 2022, the Group recorded under 'Impairment or reversal of impairment on financial assets not measured at fair value through profit or loss', net due to modification of the consolidated income statement, in the line of financial assets at fair value with changes in other comprehensive income a provision of EUR 44 million and EUR 7 million, respectively.
At the end of the year 2024, the Group did not record any provision in this regard.
g) Other comprehensive income - Items that may be reclassified to profit or loss and Items not reclassified to profit or loss - Other recognised income and expense of investments in subsidiaries, joint ventures and associates
At 31 December 2024, the heading includes a negative amount of EUR 428 million (EUR 318 million and EUR 374 million in 2023 and 2022, respectively). Of the variation in the balance of said years, a gain of EUR 45 million and EUR 44 million has been transferred to results, and a loss of EUR 15 million in the years 2024 2023 and 2022, respectively.